Convertible Note Payable (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Mar. 14, 2014	Feb. 15, 2013	Apr. 03, 2012	Aug. 09, 2008	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of common stock issued					37,475,620	11,013,170
Redemption premium total							$ (2,243,410)
Common Stock [Member]
Number of common stock issued					37,475,620	11,013,170
Warrant [Member]
Number of common stock issued						999,667
Exercise price (in dollars per share)							$ 0.50
12.5% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Note Conversion Agreement [Member]
Debt principal amount			$ 5,000,000
Frequency of interest payment			Semi-annually
Agreement redemption date								Jan. 31, 2014
Debt outstanding amount		$ 1,641,375
Interest expense								$ 24,913
12.5% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Note Conversion Agreement [Member] | 12.% Series AA Preferred Stock [Member]
Number of shares issued upon conversion		2,342,750						1,171,375
Conversion price (in dollars per share)		$ 0.5	$ 1.00
Agreement redemption date							Mar. 15, 2014
Liquidation preference amount			$ 1,171,375
Description of preferred stock conversion terms			(iii) the Series AA preferred stock shall automatically convert into common stock at the rate of one share of common stock for each $1 of the Series AA preferred stock plus accrued but unpaid dividends if the closing price on the common stock on the OTC/BB is $5.00 per share for 20 consecutive trading days, or if the stock is listed on NYSE or NASDAQ; (v) the Series AA preferred stock shall provide that the holder may not voluntarily convert into common stock to the extent that the holder will beneficially own in excess of 9.99% of the then issued and outstanding common stock of the Company.
Number of shares issue upon stock conversion	2,342,750
Number of additional shares issue upon stock conversion	262,763
Redemption value (in dollars per share)	$ 1.46
Redemption value total	$ 3,414,785
Redemption premium (in dollars per share)	$ 0.85
Redemption premium total	$ 1,975,392
Inducement premium (in dollars per share)	$ 0.11
Inducement premium total	$ 268,018
Redemption premium and inducement premium total	2,243,410
12.5% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Note Conversion Agreement [Member] | Common Stock [Member]
Number of shares issued upon conversion		940,000
Conversion price (in dollars per share)		$ 0.5	$ 1.00
Excess of common share value over book value	$ 1,218,230
12.5% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Note Conversion Agreement [Member] | Warrant [Member]
Number of shares issued upon conversion		940,000
Conversion price (in dollars per share)		$ 1.00
Number of common stock issued	2,605,513
Exercise price (in dollars per share)	$ 1.00
Estimated fair value of warrant		$ 392,170
Warrant term	3 years
Warrant redemption premium fair value	$ 757,162
Description of warrant exercise price	Common stock trades at an average of at least $3.00 per share for a period of not less than twenty consecutive trading days and the warrants have been registered under an effective Registration Statement
Fair value of warrant (in dollars per share)	$ 0.29
12.5% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Note Conversion Agreement - Amendment No. 1 [Member] | Common Stock [Member]
Number of shares issued upon conversion			470,000
10% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Global Recycling Technologies [Member]
Debt principal amount				$ 1,000,000
Description of interest rate terms				Interest payments were due semi-annually in cash or shares of Global Recycling common stock.
Frequency of interest payment				Semi-annually
Description of debt collateral				Secured by a lien on Global Recycling’s provisional patent application, including the GlyEco TechnologyTM Patent.
10% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Global Recycling Technologies [Member] | Common Stock [Member]
Number of shares issued upon conversion				575,350
Conversion price (in dollars per share)				$ 2.50
10% Convertible Note Payable [Member] | Mr. Leonid Frenkel [Member] | Global Recycling Technologies [Member] | Warrant [Member]
Number of common stock issued				480,000
Exercise price (in dollars per share)				$ 0.025
Warrants expiration date				Sep. 08, 2013